Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Carrying Amount of Financial Assets
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of December 31, 2023				As of December 31, 2022
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,414	2,414	—	—	2,333	2,333
Total assets	$—	$—	$2,414	$2,414	$—	$—	$2,333	$2,333
Liabilities measured at FVTPL
Earn-out rights	—	—	155,402	155,402	—	—	598,570	598,570
Class C-1 Shares	4,920	—	—	4,920	17,920	—	—	17,920
Class C-2 Shares	—	1,080	—	1,080	—	10,080	—	10,080
Total liabilities	$4,920	$1,080	$155,402	$161,402	$17,920	$10,080	$598,570	$626,570
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

	As of December 31,
Financial assets	2023	2022
		(Restated)
Cash and cash equivalents	768,927	973,877
Trade receivables and trade receivables - related parties	187,231	318,803
Accrued income - related parties	152,605	49,060
Other current receivables and insurance recovery assets	25,920	10,840
Other non-current assets	7,212	5,306
Total	$1,141,895	$1,357,886
Financial liabilities
Liabilities to credit institutions	2,023,582	1,326,388
Other non-current interest-bearing liabilities and other non-current liabilities - related parties	1,463,683	74,969
Accrued expenses and accrued expenses - related parties	593,056	332,046
Trade payables and trade payables - related parties	368,145	1,032,579
Interest-bearing current liabilities[1] and interest-bearing current liabilities - related parties	87,879	38,553
Other non-current liabilities and other non-current liabilities - related parties	73,149	27,859
Liabilities related to repurchase commitments	58,482	73,241
Advance payments from customers	16,415	35,717
Other current liabilities - related parties	606	69,062
Total	$4,684,997	$3,010,414
1 – The Group’s current and non-current lease liabilities are included in Interest-bearing current liabilities and Other non-current interest-bearing liabilities, respectively. These amounts are presented separately in Note 12 - Leases.
Carrying Amount of Financial Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of December 31, 2023				As of December 31, 2022
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,414	2,414	—	—	2,333	2,333
Total assets	$—	$—	$2,414	$2,414	$—	$—	$2,333	$2,333
Liabilities measured at FVTPL
Earn-out rights	—	—	155,402	155,402	—	—	598,570	598,570
Class C-1 Shares	4,920	—	—	4,920	17,920	—	—	17,920
Class C-2 Shares	—	1,080	—	1,080	—	10,080	—	10,080
Total liabilities	$4,920	$1,080	$155,402	$161,402	$17,920	$10,080	$598,570	$626,570
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

	As of December 31,
Financial assets	2023	2022
		(Restated)
Cash and cash equivalents	768,927	973,877
Trade receivables and trade receivables - related parties	187,231	318,803
Accrued income - related parties	152,605	49,060
Other current receivables and insurance recovery assets	25,920	10,840
Other non-current assets	7,212	5,306
Total	$1,141,895	$1,357,886
Financial liabilities
Liabilities to credit institutions	2,023,582	1,326,388
Other non-current interest-bearing liabilities and other non-current liabilities - related parties	1,463,683	74,969
Accrued expenses and accrued expenses - related parties	593,056	332,046
Trade payables and trade payables - related parties	368,145	1,032,579
Interest-bearing current liabilities[1] and interest-bearing current liabilities - related parties	87,879	38,553
Other non-current liabilities and other non-current liabilities - related parties	73,149	27,859
Liabilities related to repurchase commitments	58,482	73,241
Advance payments from customers	16,415	35,717
Other current liabilities - related parties	606	69,062
Total	$4,684,997	$3,010,414
1 – The Group’s current and non-current lease liabilities are included in Interest-bearing current liabilities and Other non-current interest-bearing liabilities, respectively. These amounts are presented separately in Note 12 - Leases.
Schedule of Maturities for Financial Assets and Liabilities
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of December 31, 2023:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties	187,231	—	—	187,231
Accrued income - related parties	152,605	—	—	152,605
Other current receivables and insurance recovery assets	25,920	—	—	25,920
Other non-current assets	—	7,212	—	7,212
Total	$365,756	$7,212	$—	$372,968
Financial liabilities
Liabilities to credit institutions	2,023,582	—	—	2,023,582
Accrued expenses and accrued expenses - related parties	593,056	—	—	593,056
Trade payables and trade payables - related parties	368,145	—	—	368,145
Interest-bearing current liabilities and interest-bearing current liabilities - related parties	87,879			87,879
Liabilities related to repurchase commitments	58,482	—	—	58,482
Advance payments from customers	16,415	—	—	16,415
Other current liabilities - related parties	606	—	—	606
Other non-current interest-bearing liabilities	—	1,452,212	11,471	1,463,683

Other non-current liabilities and other non-current liabilities - related parties	—	73,149	—	73,149
Total	$3,148,165	$1,525,361	$11,471	$4,684,997
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of December 31, 2022:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties (Restated)	318,803	—	—	318,803
Accrued income - related parties	49,060	—	—	49,060
Other current receivables	10,840	—	—	10,840
Other non-current assets	—	5,306	—	5,306
Total - (Restated)	$378,703	$5,306	$—	$384,009
Financial liabilities
Liabilities to credit institutions - (Restated)	1,326,388	—	—	1,326,388
Trade payables and trade payables - related parties (Restated)	1,032,579	—	—	1,032,579
Accrued expenses and accrued expenses - related parties (Restated)	332,046	—	—	332,046
Liabilities related to repurchase commitments - (Restated)	73,241	—	—	73,241
Other current liabilities - related parties (Restated)	69,062	—	—	69,062
Interest-bearing current liabilities and interest-bearing current liabilities - related parties (Restated)	38,553	—	—	38,553
Advance payments from customers - (Restated)	35,717	—	—	35,717
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties (Restated)	—	64,185	10,784	74,969
Other non-current liabilities - (Restated)	—	27,859	—	27,859
Total - (Restated)	$2,907,586	$92,044	$10,784	$3,010,414